Schedule of Investments (unaudited) March 31, 2023	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.1%

State — 0.1%
Alabama Public School and College Authority, Refunding RB, Series A, 4.00%, 11/01/38	$395	$405,212

Arizona — 0.2%

County/City/Special District/School District — 0.2%
City of Phoenix Arizona, Refunding GO, 5.00%, 07/01/24	650	669,610

California — 22.4%

County/City/Special District/School District — 4.4%
Contra Costa Community College District, GO, Series A, 4.00%, 08/01/39	1,000	1,001,415
El Camino Community College District Foundation, GO, CAB, Series C, 0.00%, 08/01/38(a)	680	391,158
Fremont Union High School District, Refunding GO, Series A, 5.00%, 08/01/44	1,350	1,448,817
Los Angeles Community College District, Refunding GO, Series A, 5.00%, 08/01/24(b)	1,000	1,032,678
Los Angeles County Facilities, Inc., RB, Series A, 4.00%, 12/01/48	1,000	1,005,404
Los Angeles Unified School District, GO, Series B-1, 5.00%, 07/01/33	1,500	1,678,896
Poway Unified School District, Refunding GO, Series B, 0.00%, 08/01/46(a)	995	349,710
Sacramento City Financing Authority, Refunding RB, Series E, (AMBAC), 5.25%, 12/01/30	250	291,418
San Diego Community College District, Refunding GO, 4.00%, 08/01/26(b)	500	529,998
San Diego Unified School District, GO
Series I, 5.00%, 07/01/41	1,000	1,071,548
Series I, 5.00%, 07/01/47	2,075	2,207,013
Series L, 4.00%, 07/01/49	1,000	988,227
San Marcos Unified School District, GO, CAB, Series B, 0.00%, 08/01/51(a)	350	102,321

		12,098,603

Education — 3.0%
California Educational Facilities Authority, RB
Series U-6, 5.00%, 05/01/45	1,260	1,504,099
Series U-7, 5.00%, 06/01/46	495	589,458
California State University, Refunding RB
Series A, 4.00%, 11/01/35	500	513,180
Series A, 4.00%, 11/01/38	500	507,573
Series A, 5.00%, 11/01/43	540	564,220
Series A, 5.00%, 11/01/48	1,030	1,111,840
Lodi Unified School District, GO, Series 2022, 3.00%, 08/01/43	975	812,230
University of California, Refunding RB 5.00%, 05/15/41	1,000	1,157,050
Series AR, 5.00%, 05/15/41	605	639,548
Series AY, 5.00%, 05/15/32	500	553,681
Series BN, 5.00%, 05/15/42	415	476,800

		8,429,679

Health — 0.4%
California Health Facilities Financing Authority, Refunding RB, Class A, 5.00%, 08/15/51	1,000	1,086,442

Security	Par (000)	Value

State — 5.0%
California State Public Works Board, RB, Series A, 5.00%, 03/01/38	$1,000	$1,001,564
California State Public Works Board, Refunding RB
Series B, 5.00%, 10/01/26	250	273,108
Series C, 5.00%, 08/01/30	1,000	1,188,469
Series C, 5.00%, 11/01/34	685	740,401
State of California, GO, 5.00%, 03/01/45	1,000	1,032,155
State of California, Refunding GO
5.00%, 12/01/23(b)	45	45,714
5.00%, 10/01/24	475	492,506
5.00%, 10/01/25	1,000	1,065,113
5.00%, 08/01/26	540	572,922
5.00%, 08/01/27	1,000	1,088,764
5.00%, 08/01/31	1,000	1,084,505
5.00%, 09/01/31	565	613,865
4.00%, 09/01/32	250	261,147
5.00%, 04/01/35	1,000	1,189,948
4.00%, 09/01/35	1,000	1,031,233
3.00%, 10/01/37	825	769,814
5.00%, 12/01/43	455	460,572
3.00%, 04/01/52	1,000	803,160

		13,714,960

Tobacco — 0.9%
Golden State Tobacco Securitization Corp., Refunding RB, Series A, (SAP), 5.00%, 06/01/25(b)	2,400	2,537,699

Transportation — 3.1%
Bay Area Toll Authority, RB, Series F-1, 4.00%, 04/01/56	1,000	995,096
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/38	500	509,155
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	500	529,937
City of Los Angeles Department of Airports, ARB, Sub- Series B, 5.00%, 05/15/42	1,500	1,591,992
City of Los Angeles Department of Airports, Refunding ARB
AMT, 3.00%, 11/15/31(b)	55	54,924
AMT, 3.00%, 05/15/40	1,210	1,028,097
Foothill-Eastern Transportation Corridor Agency, RB, Series A, Senior Lien, 4.00%, 01/15/46	1,000	934,777
Foothill-Eastern Transportation Corridor Agency, Refunding RB, CAB(a)
Series A, (AGM), 0.00%, 01/15/36	500	323,175
Series A, (AGM), 0.00%, 01/15/37	1,000	612,037
Riverside County Transportation Commission, Refunding RB, Series B1, Senior Lien, 4.00%, 06/01/37	1,154	1,168,915
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 4.00%, 05/01/49	1,000	954,742

		8,702,847

Utilities — 5.6%
California Infrastructure & Economic Development Bank, RB, 4.00%, 10/01/45	1,510	1,531,823
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/35	1,305	1,412,778
East Bay Municipal Utility District Water System Revenue, Refunding RB
Series B, 5.00%, 06/01/33	1,435	1,594,222
Series B-2, 5.00%, 06/01/34	1,000	1,259,377

1

Schedule of Investments (unaudited) (continued) March 31, 2023	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Los Angeles Department of Water & Power, RB, Series D, 5.00%, 07/01/44	$1,500	$1,528,977
Los Angeles Department of Water & Power, Refunding RB
Series A, 5.00%, 07/01/30	1,500	1,565,583
Series A, 5.00%, 07/01/37	1,000	1,096,550
Sacramento Municipal Utility District, RB, Series A, 5.00%, 08/15/41	575	578,615
San Diego County Water Authority, RB, Series A, 5.00%, 05/01/47	1,550	1,737,563
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.00%, 08/01/43	500	540,634
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	1,500	1,500,196
State of California Department of Water Resources, Refunding RB, Series AW, 5.00%, 12/01/26(b)	1,000	1,097,656

		15,443,974

Total Municipal Bonds in California		62,014,204

Colorado — 3.3%

County/City/Special District/School District — 0.5%
City & County of Denver Colorado Pledged Excise Tax Revenue, Refunding RB, Series A, 4.00%, 08/01/46	1,500	1,479,406

Health — 0.4%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,000	1,031,959

State — 0.2%
State of Colorado, COP, Series N, 4.00%, 03/15/43	500	501,777

Transportation — 1.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/35	1,000	1,066,908
Series D, AMT, 5.50%, 11/15/29	3,000	3,429,658
E-470 Public Highway Authority, Refunding RB, Series A, 5.00%, 09/01/40	400	405,484

		4,902,050

Utilities — 0.4%
Board of Water Commissioners City & County of Denver, RB, Series A, 4.00%, 12/15/26	1,230	1,231,216

Total Municipal Bonds in Colorado		9,146,408

Connecticut — 2.2%

Health — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,000	1,023,168

State — 1.8%
State of Connecticut Special Tax Revenue, RB
Series A, 5.00%, 09/01/24	400	413,820
Series A, 5.00%, 10/01/29	725	732,533
Series A, 4.00%, 05/01/36	1,000	1,041,495
Series A, 4.00%, 09/01/36	430	437,403
Series A, 4.00%, 05/01/39	500	507,755
State of Connecticut, GO
Series A, 5.00%, 10/15/27	400	405,062

Security	Par (000)	Value

State (continued)
State of Connecticut, GO (continued)
Series B, 5.00%, 06/15/28	$400	$420,344
Series B, 4.00%, 06/15/33	850	869,072
State of Connecticut, Refunding GO, Series B, 5.00%, 05/15/25	250	263,012

		5,090,496

Total Municipal Bonds in Connecticut		6,113,664

District of Columbia — 2.2%

State — 0.6%
District of Columbia, GO
Series D, 5.00%, 06/01/26	500	541,067
Series D, 4.00%, 06/01/34	1,000	1,043,792

		1,584,859

Transportation — 1.0%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/51	1,500	1,411,449
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.00%, 07/15/45	1,500	1,474,158

		2,885,607

Utilities — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Sub-Series A, 5.00%, 10/01/45	1,510	1,566,289

Total Municipal Bonds in District of Columbia		6,036,755

Florida — 2.9%

County/City/Special District/School District — 0.7%
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/50	1,500	1,441,893
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 02/01/27	500	531,024

		1,972,917

Health — 0.4%
City of Tampa Florida, RB, Series B, 5.00%, 07/01/50	1,000	1,019,556

State — 0.4%
State of Florida, Refunding GO, Series A, 5.00%, 07/01/25	1,000	1,056,681

Transportation — 1.4%
Central Florida Expressway Authority, Refunding RB, Series B, Senior Lien, 5.00%, 07/01/33	1,000	1,065,930
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/54	850	880,850
Miami-Dade County Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/25	1,000	1,021,770
State of Florida Department of Transportation Turnpike System Revenue, RB, Series A, 4.00%, 07/01/48	1,000	988,127

		3,956,677

Total Municipal Bonds in Florida		8,005,831

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 2.8%

County/City/Special District/School District — 1.0%
Gwinnett County School District, GO, 5.00%, 02/01/40	$1,400	$1,545,685
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series B, 5.00%, 07/01/35	1,000	1,066,707

		2,612,392

State — 0.9%
State of Georgia, GO, Series A, 5.00%, 02/01/29	650	698,719
State of Georgia, Refunding GO, Series C, 5.00%, 07/01/28	1,710	1,902,743

		2,601,462

Transportation — 0.7%
City of Atlanta Georgia Department of Aviation, Refunding RB, Series A, 5.00%, 07/01/29	1,000	1,149,844
Georgia Ports Authority, ARB, 5.25%, 07/01/52	750	842,886

		1,992,730

Utilities — 0.2%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 05/01/25(b)	500	526,117

Total Municipal Bonds in Georgia		7,732,701

Illinois — 4.7%

County/City/Special District/School District — 0.1%
City of Chicago Illinois, GO, Series A, 5.50%, 01/01/39	150	163,218

Health — 0.4%
Illinois Finance Authority, Refunding RB, 5.00%, 12/01/40	1,000	1,021,401

State — 2.0%
Metropolitan Pier & Exposition Authority, Refunding RB, Class B, (AGM), 0.00%, 06/15/46(a)	1,105	368,671
State of Illinois, GO 5.00%, 05/01/39	1,500	1,510,530
Series C, 5.00%, 11/01/29	1,000	1,082,403
Series D, 5.00%, 11/01/24	1,000	1,030,189
Series D, 5.00%, 11/01/26	500	534,554
State of Illinois, Refunding GO
Series A, 5.00%, 10/01/25	500	524,048
Series A, 5.00%, 10/01/28	500	550,228

		5,600,623

Transportation — 1.8%
Chicago O’Hare International Airport, ARB, Series E, Senior Lien, 5.00%, 01/01/24	410	416,921
Chicago O’Hare International Airport, Refunding ARB
Series B, Senior Lien, 4.00%, 01/01/44	1,000	991,004
Series B, Senior Lien, 5.00%, 01/01/48	1,000	1,045,991
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/28	190	207,060
Illinois State Toll Highway Authority, RB
Series A, 4.00%, 01/01/46	1,000	975,478
Series B, 5.00%, 01/01/41	1,000	1,038,006
Illinois State Toll Highway Authority, Refunding RB
Series A, 5.00%, 01/01/25	100	104,140
Series A, 5.00%, 01/01/30	250	284,495

		5,063,095

Security	Par (000)	Value

Utilities — 0.4%
Illinois Finance Authority, RB, 5.00%, 07/01/36	$1,085	$1,239,802

Total Municipal Bonds in Illinois		13,088,139

Indiana — 0.0%

State — 0.0%
Indiana Finance Authority, Refunding RB, Series C, 5.00%, 12/01/24	100	104,031

Kansas — 0.8%

County/City/Special District/School District — 0.1%
University of Kansas Hospital Authority, Refunding RB, Series A, 5.00%, 03/01/27(b)	155	169,857

Health — 0.1%
University of Kansas Hospital Authority, Refunding RB, Series A, 5.00%, 03/01/47	425	436,102

Transportation — 0.6%
State of Kansas Department of Transportation, RB
5.00%, 09/01/27	1,000	1,059,511
5.00%, 09/01/34	500	526,752

		1,586,263

Total Municipal Bonds in Kansas		2,192,222

Maryland — 2.2%

State — 1.8%
State of Maryland, GO
Series A, 5.00%, 03/15/28	450	508,428
Series A, 5.00%, 03/15/30	1,000	1,176,204
Series A, 5.00%, 03/15/31	400	440,457
Series A, 5.00%, 06/01/33	1,500	1,829,522
State of Maryland, Refunding GO, Series B, 5.00%, 08/01/25	1,000	1,059,048

		5,013,659

Transportation — 0.4%
State of Maryland Department of Transportation, ARB
4.00%, 12/15/28	405	409,029
4.00%, 11/01/29	695	711,993

		1,121,022

Total Municipal Bonds in Maryland		6,134,681

Massachusetts — 3.3%

Education — 0.8%
Massachusetts Development Finance Agency, RB, Series P, 5.00%, 07/01/50	500	589,197
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 07/15/40	1,000	1,187,957
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/24(b)	400	415,345

		2,192,499

Health — 0.4%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/34	1,000	1,080,641

State — 2.1%
Commonwealth of Massachusetts, GO
5.00%, 11/01/31	1,000	1,210,044
Series A, 5.00%, 03/01/26	725	780,192
Series B, 3.00%, 02/01/48	1,000	786,846
Series E, 4.00%, 04/01/46	530	529,329

3

Schedule of Investments (unaudited) (continued) March 31, 2023	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Commonwealth of Massachusetts, GO (continued)
Series F, 5.00%, 11/01/42	$1,000	$1,069,453
Series G, 4.00%, 09/01/32	1,325	1,382,798

		5,758,662

Total Municipal Bonds in Massachusetts		9,031,802

Michigan — 1.3%

Education — 0.2%
University of Michigan, Refunding RB, 5.00%, 04/01/26(b)	585	631,363

Health — 0.4%
Michigan Finance Authority, Refunding RB, Series A, 5.00%, 12/01/41	1,000	1,054,774

State — 0.7%
Michigan State Building Authority, Refunding RB, Series I, 3.00%, 10/15/51	1,000	760,924
State of Michigan Trunk Line Revenue, RB, Series B, 5.00%, 11/15/45	1,000	1,115,235

		1,876,159

Total Municipal Bonds in Michigan		3,562,296

Minnesota — 0.4%

Health — 0.4%
City of Rochester Minnesota, Refunding RB, 5.00%, 11/15/57	1,000	1,091,459

Missouri — 0.4%

Utilities — 0.4%
Metropolitan St Louis Sewer District, Refunding RB
Series B, 5.00%, 05/01/25(b)	330	346,621
Series B, 5.00%, 05/01/45	705	735,411

Total Municipal Bonds in Missouri		1,082,032

New Jersey — 5.5%

Health — 0.3%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,000	952,104

State — 1.6%
New Jersey Economic Development Authority, RB, Series EEE, 5.00%, 06/15/48	1,000	1,036,928
New Jersey Economic Development Authority, Refunding RB, Series NN, 5.00%, 03/01/25	500	500,471
State of New Jersey, GO
Series A, 5.00%, 06/01/29	1,000	1,143,799
Series A, 4.00%, 06/01/31	1,500	1,669,550

		4,350,748

Transportation — 3.6%
New Jersey Transportation Trust Fund Authority, RB
Series A, 0.00%, 12/15/25(a)	100	91,933
Series A, 0.00%, 12/15/32(a)	250	178,191
Series AA, 5.00%, 06/15/25	150	153,632
Series AA, 4.75%, 06/15/38	280	285,918
Series AA, 3.00%, 06/15/50	1,000	755,147
Series S, 5.00%, 06/15/46	500	519,320
New Jersey Transportation Trust Fund Authority, RB, CAB(a)
Series A, 0.00%, 12/15/35	3,075	1,879,735

Security	Par (000)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB, CAB(a) (continued)
Series A, 0.00%, 12/15/38	$530	$264,523
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 4.00%, 12/15/31	1,000	1,043,921
Series A, 5.00%, 12/15/36	1,000	1,069,139
Series D, 5.00%, 12/15/24	250	258,384
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/34	1,000	1,024,539
New Jersey Turnpike Authority, Refunding RB
Series E, 5.00%, 01/01/29	1,000	1,118,380
Series E, 5.00%, 01/01/32	1,100	1,226,788

		9,869,550

Total Municipal Bonds in New Jersey		15,172,402

New York — 23.7%

County/City/Special District/School District — 6.0%
City of New York New York, GO
Series B-1, 5.00%, 12/01/41	1,390	1,487,285
Series D, 5.00%, 12/01/35	500	555,558
Series D, 4.00%, 12/01/41	1,000	999,761
Series F-1, 5.00%, 03/01/43	1,000	1,093,321
Series F-1, 5.00%, 03/01/50	1,000	1,080,043
City of New York New York, Refunding GO, Series I, 5.00%, 08/01/26	165	165,094
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	910	963,642
Nassau County Interim Finance Authority, Refunding RB, Series A, 4.00%, 11/15/34	310	346,850
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	300	289,239
New York City Transitional Finance Authority Future Tax Secured Revenue, RB 5.00%, 05/01/37	1,000	1,059,449
Series A1, 5.00%, 08/01/36	500	547,647
Series A1, 5.00%, 08/01/42	1,000	1,073,288
Sub-Series I, 5.00%, 05/01/42	1,620	1,622,844
Series C-1, Subordinate, 5.00%, 02/01/32	2,285	2,762,160
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B-1, 5.00%, 11/01/30	1,400	1,661,222
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.00%, 05/15/42	665	748,156

		16,455,559

Education — 1.4%
New York State Dormitory Authority, RB 5.00%, 10/01/45	1,500	1,751,289
Series A, 4.00%, 07/01/41	1,000	1,001,392
Series A, 5.00%, 10/01/48	1,000	1,160,340

		3,913,021

State — 6.3%
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S1, Subordinate, (SAW), 5.00%, 07/15/31	1,000	1,040,597

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series -2A, Subordinate, (SAW), 4.00%, 07/15/36	$1,455	$1,506,682
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/35	740	817,581
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/24(c)	600	613,607
Series A, 5.00%, 03/15/27	1,000	1,101,199
Series A, 5.00%, 03/15/28	250	281,586
Series A, 4.00%, 03/15/43	500	494,477
Series A, 3.00%, 03/15/51	2,000	1,522,547
Series D, 4.00%, 02/15/47	1,000	973,503
Series E, 5.00%, 03/15/27(c)	500	552,754
Series E, 5.00%, 09/15/28(b)	5	5,679
Series E, 5.00%, 03/15/29	995	1,128,815
Series E, 4.00%, 03/15/39	1,000	1,007,024
Series E, 3.00%, 03/15/41	1,500	1,261,374
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	1,000	974,753
New York State Urban Development Corp., Refunding RB
Series A, 5.00%, 03/15/27(c)	600	660,677
Series A, 5.00%, 03/15/39	1,000	1,097,621
Series E, 3.00%, 03/15/47	715	573,838
Series E, 3.00%, 03/15/50	1,130	885,054
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/24(b)	1,000	1,037,486

		17,536,854

Transportation — 5.5%
Metropolitan Transportation Authority, RB
Series A, 4.00%, 11/15/48	500	456,998
Series D1, 5.00%, 11/15/44	300	312,136
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,075	1,112,989
Series B-1, 5.00%, 11/15/47	1,000	1,056,636
Series D-1, 5.00%, 11/15/34(d)	1,000	1,025,383
Sub-Series C-1, 5.00%, 11/15/34	1,000	1,064,820
New York State Thruway Authority, Refunding RB
Series A-1, 4.00%, 03/15/44	1,000	986,811
Series A-3, 4.00%, 03/15/56	1,000	948,718
Series B, Subordinate, 4.00%, 01/01/50	1,000	950,793
Port Authority of New York & New Jersey, Refunding ARB 179th Series, 5.00%, 12/01/32	1,000	1,015,267
194th Series, 5.00%, 10/15/34	1,395	1,478,593
194th Series, 5.00%, 10/15/41	835	869,395
Triborough Bridge & Tunnel Authority, RB 4.00%, 11/15/42	—	—
Series A, 4.00%, 11/15/42	625	625,002
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/31	1,000	1,068,518
Series A, 5.00%, 11/15/40	600	622,423
Series B, 5.00%, 11/15/38	1,000	1,076,968
Senior Lien, 5.00%, 11/15/28	415	474,210

		15,145,660

Utilities — 4.5%
New York City Municipal Water Finance Authority, RB
Series CC-1, 5.00%, 06/15/48	1,000	1,058,357

Security	Par (000)	Value

Utilities (continued)
New York City Municipal Water Finance Authority, RB (continued)
Series DD-1, 4.00%, 06/15/49	$1,000	$976,149
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 5.00%, 06/15/35	2,500	2,561,591
Series DD, 5.00%, 06/15/39	420	428,951
Series EE, 5.00%, 06/15/36	1,000	1,053,455
New York Power Authority, RB, (AGM), 4.00%, 11/15/52	1,000	958,448
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/50	1,000	967,880
New York State Environmental Facilities Corp., Refunding RB, Series A, Subordinate, 4.00%, 06/15/46	1,475	1,474,998
Utility Debt Securitization Authority, Refunding RB
Series TE, Restructured, 5.00%, 12/15/34	1,000	1,015,531
Series TE, Restructured, 5.00%, 12/15/41	2,000	2,026,056

		12,521,416

Total Municipal Bonds in New York		65,572,510

North Carolina(a) — 0.2%

Transportation — 0.2%
North Carolina Turnpike Authority, RB, Series B, (AGC), 0.00%, 01/01/34	500	340,507
North Carolina Turnpike Authority, RB, CAB, 0.00%, 01/01/49	1,000	309,379

Total Municipal Bonds in North Carolina		649,886

Ohio — 1.8%

State — 0.2%
State of Ohio, Refunding GO, Series B, 5.00%, 09/15/25	510	541,665

Transportation — 0.4%
Ohio Turnpike & Infrastructure Commission, RB,
Series A, 5.00%, 02/15/46	1,000	1,095,929

Utilities — 1.2%
American Municipal Power, Inc., Refunding RB, 5.00%, 02/15/33	1,000	1,133,920
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series A, 5.00%, 12/01/28	2,000	2,213,921

		3,347,841

Total Municipal Bonds in Ohio		4,985,435

Oregon — 0.4%

State — 0.4%
State of Oregon Department of Transportation, Refunding RB, Series A, Subordinate, 4.00%, 11/15/42	1,000	1,011,175

Pennsylvania — 4.1%

Health — 0.7%
Geisinger Authority, Refunding RB, 5.00%, 04/01/50	1,000	1,029,262
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	1,000	1,040,261

		2,069,523

State — 1.9%
Commonwealth of Pennsylvania, GO 5.00%, 10/01/31	1,000	1,203,242

5

Schedule of Investments (unaudited) (continued) March 31, 2023	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Commonwealth of Pennsylvania, GO (continued)
1st Series, 5.00%, 03/15/29	$1,000	$1,045,244
2nd Series, 5.00%, 10/15/26	685	693,273
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 5.00%, 01/01/28	1,105	1,209,763
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38	1,000	1,009,545

		5,161,067

Transportation — 1.5%
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	125	136,053
Delaware River Port Authority, Refunding RB, Series B, 5.00%, 01/01/26	250	266,892
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/47	1,000	1,042,661
Series C, 5.00%, 12/01/23(b)	760	771,053
Series C, 5.00%, 12/01/43	240	242,028
Subordinate, 5.00%, 12/01/39	875	972,431
Series A, Subordinate, 4.00%, 12/01/46	425	410,552
Series A, Subordinate, 4.00%, 12/01/50	480	450,360

		4,292,030

Total Municipal Bonds in Pennsylvania		11,522,620

South Carolina — 0.4%

Utilities — 0.4%
South Carolina Public Service Authority, Refunding RB
Series A, 4.00%, 12/01/40	750	728,969
Series B, 5.00%, 12/01/51	305	312,650

Total Municipal Bonds in South Carolina		1,041,619

Tennessee — 0.3%

Transportation — 0.3%
Metropolitan Nashville Airport Authority, ARB, Series A, 5.00%, 07/01/45	900	923,784

Texas — 7.4%

County/City/Special District/School District — 0.8%
County of Williamson Texas, GO, 4.00%, 02/15/26	1,000	1,043,854
Cypress-Fairbanks Independent School District, Refunding GO, Series C, (PSF), 5.00%, 02/15/44	500	506,223
Lewisville Independent School District, Refunding GO, Series B, 5.00%, 08/15/28	570	601,868

		2,151,945

Education — 0.2%
Board of Regents of the University of Texas System, RB, Series E, 5.00%, 08/15/27	400	444,685

Health — 0.4%
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,030,233

Transportation — 4.3%
Central Texas Regional Mobility Authority, RB
Series C, 5.00%, 01/01/27	1,000	1,057,299
Series A, Senior Lien, 5.00%, 07/01/25(b)	1,000	1,053,987
Central Texas Turnpike System, RB
Series A, (AMBAC), 0.00%, 08/15/30(a)	270	213,561
Series C, 5.00%, 08/15/37	1,000	1,008,870
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/31	1,000	1,114,122

Security	Par (000)	Value

Transportation (continued)
Dallas Fort Worth International Airport, Refunding RB, Series A, 4.00%, 11/01/34	$1,250	$1,306,069
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/35	695	759,154
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	500	476,636
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	1,000	1,063,766
Series A, 5.00%, 01/01/43	1,815	1,905,266
Series B, 5.00%, 01/01/34	1,000	1,036,260
State of Texas, Refunding GO, Series A, 5.00%, 10/01/24(b)	1,000	1,036,259

		12,031,249

Utilities — 1.7%
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,035,424
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	921,714
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/26	500	534,826
Texas Water Development Board, RB
Series A, 4.00%, 10/15/37	1,180	1,206,882
Series B, 5.00%, 04/15/49	1,000	1,060,368

		4,759,214

Total Municipal Bonds in Texas		20,417,326

Utah — 0.2%

State — 0.2%
State of Utah, GO, 5.00%, 07/01/25	450	475,506

Virginia — 2.1%

County/City/Special District/School District — 0.7%
City of Alexandria Virginia, GO, Series A, (SAW), 3.00%, 07/15/46	1,000	847,072
County of Fairfax Virginia, Refunding GO, Series A, (SAW), 4.00%, 10/01/27	1,000	1,045,560

		1,892,632

Health — 0.3%
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	1,000	992,126

State — 0.4%
Virginia College Building Authority, Refunding RB, Series E, 5.00%, 02/01/30	1,000	1,120,986

Transportation — 0.5%
Virginia Commonwealth Transportation Board, Refunding RB
5.00%, 09/15/23	10	10,110
5.00%, 03/15/27	285	314,182
Series A, 5.00%, 05/15/31	1,000	1,105,179

		1,429,471

Utilities — 0.2%
City of Richmond Virginia Public Utility Revenue, Refunding RB, 5.00%, 01/15/26	500	536,012

Total Municipal Bonds in Virginia		5,971,227

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 2.1%

County/City/Special District/School District — 0.2%
Central Puget Sound Regional Transit Authority, Refunding RB, Series S-1, 5.00%, 11/01/25(b)	$485	$516,137

Health — 0.8%
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 10/01/38	2,000	2,177,309

State — 0.4%
State of Washington, Refunding GO, Series B, 5.00%, 07/01/30	1,000	1,066,195

Transportation — 0.7%
Central Puget Sound Regional Transit Authority, RB, Series S-1, 5.00%, 11/01/46	1,000	1,155,300
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 4.00%, 08/01/47	1,000	934,821

		2,090,121

Total Municipal Bonds in Washington		5,849,762

Wisconsin — 1.1%

Health — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/39	1,000	1,035,007

State — 0.7%
State of Wisconsin, Refunding GO 5.00%, 11/01/27	770	851,339
Series 2, 5.00%, 11/01/26	980	1,072,071

		1,923,410

Total Municipal Bonds in Wisconsin		2,958,417

Total Long-Term Investments — 98.5% (Cost: $278,130,778)		272,962,716

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.59%(e)(f)	1,247,459	$1,247,334

Total Short-Term Securities — 0.5% (Cost: $1,247,254)		1,247,334

Total Investments — 99.0% (Cost: $279,378,032)		274,210,050
Other Assets Less Liabilities — 1.0%		2,878,978

Net Assets — 100.0%		$277,089,028

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,517,079	$—	$(1,269,543	)(a)	$(309)	$107	$1,247,334	1,247,459	$12,941	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

7

Schedule of Investments (unaudited) (continued) March 31, 2023	iShares Municipal Bond Index Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$272,962,716	$—	$272,962,716
Short-Term Securities
Money Market Funds	1,247,334	—	—	1,247,334

	$1,247,334	$272,962,716	$—	$274,210,050

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

S C H E D U L E O F I N V E S T M E N T S	8